Investment Strategy - GraniteShares Short Term Box ETF	Aug. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through multiple combinations of synthetic long and short exchange-listed options positions, each known as a box spread (“Box Spread”) and collectively referred to as box spreads (“Box Spreads”).

Box Spread Strategy. A Box Spread strategy combines a “synthetic long” position with an offsetting “synthetic short” position, through a grouping of option contracts on an equity security, index or ETF. Option contracts are agreements between a buyer and seller that give the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” In the case of a “call option,” the purchaser has the right to buy the particular asset and the seller of a “call option” has the obligation to deliver the particular asset at the strike price. In the case of a “put option,” the purchaser has the right to sell the particular asset and the seller of a “put option” has the obligation to purchase the particular asset at the strike price. As further described below, the Fund will target Box Spread positions that are expected to have maturities ranging from one to six months at the time they are established (i.e., “short durations”). However, Box Spreads owned by the Fund may have tenors (i.e., remaining time until expiration) anywhere from zero to six months, as the Fund may not necessarily roll positions with one month left in the tenor. The Box Spreads held by the funds are expected to have on average a 3-month effective maturity.

The Fund’s synthetic long position is created through the purchase of a call option and sale of a put option, purchased or sold on the same reference asset, strike price and expiration date. The Fund’s synthetic short position is created through the purchase of a put option and sale of a call option, purchased or sold on the same reference asset and expiration date as the synthetic long position, but at a higher strike price from the synthetic long position. The synthetic long and short options positions, in combination, are designed to offset one another, creating a market-neutral position with a fixed payoff at expiration of the options contracts. The Fund’s strategy of replicating the ownership of long and short positions at two different prices effectively creates a “box” that locks in a fixed payout, regardless of the reference asset’s movement. This fixed payout is conditioned on the positions being held to expiration and is subject to interest rate and liquidity risks prior to expiration. The box spread’s present value fluctuates with interest rates prior to its expiration Please refer to the section entitled “Additional Information About the Fund’s Principal Investment Strategy” for an illustration of the value of a Box Spread at expiration.

The Fund’s expected profit from a Box Spread transaction equals approximately the difference between the price paid for the Box Spread and its expiration value minus any transaction costs associated with the options trades. The effective yield on each Box Spread is determined by annualizing the profit over the price paid.

Box Spread Portfolio. The options contracts that the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts and/or FLexible EXchange options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

The Fund will utilize “European Style” option contracts, which are only exercisable on the expiration date of the contract, as opposed to “American Style” options that can be exercised at any time prior to expiration. In holding synthetic positions created by the Box Spreads that remain intact until maturity, the Fund seeks to prevent any part of the strategy from being closed out early due to early exercise of the option, increasing the likelihood that the Fund will capture the intended payoff—the difference between the strike prices—without the risk of unexpected changes or disruptions before the expiration date.

The Fund intends to use options on diversified exchange traded funds, such as SPDR® S&P 500® ETF Trust and Invesco QQQ TrustSM, Series 1, as the reference assets for its Box Spread positions. However, the Fund has the ability to use options that reference other types of securities if the Adviser determines such an investment is to the benefit of the Fund and its shareholders. The Fund may hold a small portion of its assets as collateral, such as cash, cash equivalents or securities issued or guaranteed by the U.S. government, that may be used to pay costs related to implementing the Fund’s investment strategy.

Box Spread Portfolio Layering. The Fund expects to regularly buy, hold, and sell several Box Spreads. The Fund’s Box Spread positions are expected to have maturities ranging from one to six months at the time they are established (i.e., “short durations”). However, Box Spreads owned by the Fund may have tenors (i.e., remaining time until expiration) anywhere from zero to six months, as the Fund may not necessarily roll positions with one month left in the tenor. To gain exposure to the forward rate implied by Box Spreads with varying maturities, the Fund may buy and sell Box Spreads with either longer or shorter periods to expiration. Box Spreads provide exposure to implied forward rates because the interest rate is locked in on the day the transaction takes place even if it matures in the future.

The returns on the Fund’s investments in Box Spreads will depend on a number of factors, including changes in market prices and expected interest rates and the Fund’s trading activity, among other things. As a result, returns may vary. Further, given that the Fund may hold multiple Box Spreads at a time, there is no fixed return for a given period, and the value of the Fund can increase or decrease based on the different factors discussed above.

The Fund will typically purchase a new Box Spread at the time (or shortly thereafter) any existing Box Spread expires or is sold or when the Adviser believes purchasing a new Box Spread would offer a favorable investment opportunity. The Fund may also sell or “roll” any Box Spread at any time. When rolling a Box Spread, the Fund enters into a trade where it simultaneously closes on each component of an existing Box Spread while opening a new Box Spread position. The Fund may also sell Box Spreads that utilize the same or different reference assets, strike prices, and expiration dates as Box Spreads owned by the Fund. When selling or rolling a Box Spread, the Fund may incur higher transaction costs than if it waited until such Box Spread expired. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Adviser seeks to manage the Fund’s portfolio such that the Fund does not pay dividends or otherwise distribute any income to shareholders each year.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed by the Board of Trustees without the consent of shareholders.